Expenses by Nature - Amortization and Depreciation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Amortization and depreciation	€ 441,918	€ 407,864	€ 359,767
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Amortization and depreciation	270,048	275,512	211,676
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Amortization and depreciation	64,731	44,295	55,311
Selling, general & administration expenses
Disclosure of attribution of expenses by nature to their function [line items]
Amortization and depreciation	107,139	€ 88,057	€ 92,780
Professional Services
Disclosure of attribution of expenses by nature to their function [line items]
Expense of restructuring activities	€ 79,090